SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 6 – SUBSEQUENT EVENTS

Registered Offering and Private Placement

On October 6, 2025, the Company entered into subscription agreements (the “Subscription Agreements”) with several investors (the “Purchasers”) pursuant to which the Company agreed to sell and issue to the Purchasers an aggregate of 678,125 shares of the Company’s common stock in a registered direct offering at an offering price of $1.60 per share (the “Registered Offering”) for aggregate gross proceeds of approximately $1.1 million. Pursuant to the Subscription Agreements, in a concurrent private placement offering (the “Private Placement”), the Company agreed to issue to the Purchasers unregistered warrants to purchase up to an aggregate of 508,592 shares of the Company’s common stock at an exercise price of $2.75 per share. The Registered Offering and the Private Placement closed on October 8, 2025.

In connection with the offering, the Company entered into an engagement letter, dated August 11, 2025, with Alere Financial Partners (a division of Cova Capital Partners, LLC) (the “Placement Agent”), pursuant to which the Company agreed to pay the Placement Agent a cash fee equal to 6% of the gross proceeds of the offering from investors introduced to the Company by the Placement Agent (the “Placement Agent Investors”) (4% for other investors). The Company has also agreed to reimburse the Placement Agent approximately $8,300 for out-of-pocket expenses for legal fees and other expenses. In addition, the Company agreed to issue to the Placement Agent, at the closing of the offering, a warrant exercisable commencing six months from the date of issuance until the five year anniversary of the date of issuance to purchase up to 6% of the number of Shares sold in the Registered Offering to Placement Agent Investors (4% for other investors), at a per share exercise price of $2.75.

Option Grants

On October 13, 2025, the Company granted an option to purchase 25,000 shares of the Company’s common stock at an exercise price of $1.62 per share to an employee. The option vests as follows: (i) 50% immediately, and (ii) the remainder quarterly over two years commencing one year from the date of grant. The Company will recognize the grant date fair value of the option on a straight-line basis over vesting period.

Common Stock Issuance

On October 27, 2025, the Company issued 220,000 shares of common stock to Auctus Fund, LLC in partial satisfaction of shares held by abeyance.

NOTE 10 - SUBSEQUENT EVENTS

Common Stock Sales

Subsequent to the year ended December 31, 2024, the Company sold 492,000 shares of its common stock under the Rodman ATM program with a weighted-average gross price of approximately $2.20 per share and raised approximately $1,084,000 of gross proceeds. The total commissions and related legal and accounting fees were approximately $178,000 and the Company received net proceeds of approximately $906,000.

Option Grants

Subsequent to December 31, 2024, the Company granted options to purchase an aggregate 2,152,908 shares of the Company’s common stock at an exercise price of $2.46 per share to employees, the Company’s board of directors and a member of the Company’s scientific advisory board. The options had an aggregate grant date fair value of $4,044,250 and vest as follows: (i) options to purchase an aggregate 323,459 shares of common stock vest monthly over one year, and (ii) options to purchase an aggregate of 1,829,449 shares of common stock vest 50% immediately with the remainder vesting quarterly over two years commencing one year from the date of grant. The Company will recognize the grant date fair value of the options proportionate to the vesting period.

Common Stock Issuance

Subsequent to the year ended December 31, 2024, the Company issued 63,525 shares of common stock to Auctus Fund, LLC in partial satisfaction of shares held by abeyance.